Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $802.9 in 2017 and $871.5 in 2016)	$ 993.3	$ 1,028.7
Equity securities available for sale, at fair value (cost — $74.0 in 2017 and $85.7 in 2016)	86.4	93.6
Commercial mortgage loans on real estate, at amortized cost	78.7	98.4
Policy loans	6.7	7.4
Other investments	39.7	60.8
Total investments	1,204.8	1,288.9
Cash and cash equivalents	2.5	8.9
Reinsurance recoverables	3,424.5	3,565.0
Accrued investment income	12.5	14.3
Income tax receivable	3.8	0.0
Other assets	47.4	85.9
Assets held in separate accounts	1,644.6	1,500.2
Total assets	6,340.1	6,463.2
Liabilities
Future policy benefits and expenses	2,992.9	3,068.1
Unearned premiums	54.5	28.1
Claims and benefits payable	1,266.1	1,412.9
Deferred gain on disposal of businesses	104.8	200.4
Accounts payable and other liabilities	70.2	86.4
Income tax payable	0.0	2.5
Liabilities related to separate accounts	1,644.6	1,500.2
Total liabilities	6,133.1	6,298.6
Commitments and contingencies (Note 12)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5.0	5.0
Additional paid-in capital	55.9	55.9
Retained earnings	17.9	0.0
Accumulated other comprehensive income	128.2	103.7
Total stockholder's equity	207.0	164.6
Total liabilities and stockholder's equity	$ 6,340.1	$ 6,463.2